BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS
16.	BORROWINGS

(a) Short-term borrowings

	As of December 31,
	2010	2011
	RMB	RMB
Short-term bank borrowings	1,061,776,271	1,808,032,066
Long-term bank borrowings—current portion (Note 16 (b))	110,000,000	392,000,000
Total short-term borrowings	1,171,776,271	2,200,032,066

The short-term bank borrowings outstanding as of December 31, 2010 and 2011 carried a weighted average interest rate of 4.70% and 5.38% per annum, respectively. The borrowings were for one year term and matured at various times. Proceeds from these short-term bank borrowings were for working capital purposes. None of the short-term bank borrowings had financial covenants or restrictions other than pledge of the Company's assets as described below.

Included in the balance of short-term bank borrowings as of December 31, 2011 were borrowings of RMB193,938,649 and RMB175,046,193 which are denominated and repayable in EURO and USD, respectively.

As of December 31, 2011, Jiangxi Jinko had short-term bank borrowings of RMB258,159,574 which were only credit loans. As of December 31, 2011, Jiangxi I&E had short-term bank borrowings of RMB386,213,946 which were only credit loans. As of December 31, 2011, Zhejiang Jinko had short-term bank borrowings of RMB330,258,546 which were only credit loans.

As of December 31, 2011, Jiangxi Jinko had short-term bank borrowings of RMB271,400,000 which were collateralized on certain land use rights, plant, equipments, including RMB27,000,000 which was also guaranteed by the Shareholders (Notes 24). The net book value of the land use rights and equipments under collaterals were RMB230,602,878 and RMB386,191,679, respectively.

As of December 31, 2011, Jiangxi Jinko had short-term bank borrowings of RMB178,000,000 which were collateralized on Jiangxi Jinko's inventories of RMB343,470,202. Included in these borrowings was RMB50,000,000 guaranteed by the Shareholders (Notes 24).

As of December 31, 2011, Jiangxi Jinko had short-term bank borrowings of RMB17,000,000 collateralized on certain land use rights and buildings of Desun. In addition, this borrowing was also guaranteed by the Shareholders (Note 24).

As of December 31, 2011 Jiangxi Jinko had short-term bank borrowings of RMB45,000,000 which was guaranteed by the Shareholders, Jiangxi I&E has short-term bank borrowings of RMB80,000,000 which was guaranteed by the Shareholders and Zhejiang Jinko had short-term bank borrowings of RMB25,000,000 which was guaranteed by the Shareholders.

As of December 31, 2011, Zhejiang Jinko had short-term bank borrowings of RMB17,000,000 which are collateralized on its land use rights. The net book values of these assets under collaterals were RMB31,338,910, as of December 31, 2011.

As of December 31, 2011, Zhejiang Jinko had short-term bank borrowings of RMB200,000,000 which are collateralized on its land use rights and certain equipments. The net book values of these assets under collaterals were RMB 46,579,066 and RMB 1,113,118,729, respectively, as of December 31, 2011.

Subsequent to December 31, 2011, the Company obtained additional short-term bank borrowings of RMB1,222,135,090, and repaid short-term bank borrowings of RMB894,831,420. These additional short-term bank borrowings were collateralized on part of the Company's letter of credit, land use right and buildings, equipments and were guaranteed by the Shareholders and Jiangxi Jinko.

(b) Long-term borrowings

	As of December 31,
	2010	2011
	RMB	RMB
Long-term bank borrowings	380,000,000	547,750,000
Less: Current portion	(110,000,000)	(392,000,000)
Deferred financing cost (Note 26(d))	(750,000)	(250,000)
Total long-term borrowings	269,250,000	155,500,000

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2012	392,250,000
2013	148,500,000
2014	7,000,000
Total	547,750,000

In June 2009, Jiangxi Jinko obtained a bank borrowing of RMB58,000,000 which is repayable in June 2012. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 5.40% as of December 31, 2011. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's inventory on net book value of RMB78,999,993 as of December 31, 2011.

In June 2009, Jiangxi Jinko entered into a loan agreement with Jiangxi Heji Investment Co., Ltd. ("Heji") in relation to a three-year loan in the principal amount of RMB100 million. As of December 31, 2011, Jiangxi Jinko has repaid the loan. In connection with this loan agreement, Heji required Jiangxi Jinko to enter into a guarantee agreement with Jiangxi International Trust and Investment Limited Corporation, or JITIC, for Heji's own payment obligations under its separate trust loan agreement with JITIC under which, JITIC extended a loan to Heji in the principal amount of RMB50 million for a term of three years, that carries interest at the rate of 6.86% per annum. Jiangxi Jinko recognized a guarantee liability of RMB1,500,000, with the amount being recognized as a deferred financing cost which is amortized over the period of the borrowing (Note 26(d)).

In August 2009, Jiangxi Jinko obtained a bank borrowing of RMB40,000,000 which is repayable in July 2012. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 5.40% as of December 31, 2011. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's land use right on net book value of RMB51,042,749, as of December 31, 2011.

In September 2009, Jiangxi Jinko obtained a bank borrowing of RMB19,000,000 which is repayable in September 2012. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 5.40% as of December 31, 2011. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's land use right with net book value of RMB88,697,143 as of December 31, 2011.

In October 2009, Jiangxi Jinko obtained a bank borrowing of RMB10,000,000 which is repayable in July 2012. The borrowing carries a variable interest rate that is determined annually with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 4.89% as of December 31, 2011. Interest is payable monthly. The borrowing was guaranteed by the Shareholders and collateralized on Jiangxi Jinko's equipments with net book value of RMB22,640,273 as of December 31, 2011

In December 2009, Jiangxi Jinko obtained a bank borrowing of RMB70,000,000 which is repayable in July 2012. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 5.85% as of December 31, 2011. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's equipments with net book value of RMB112,756,156 as of December 31, 2011, In addition to the collaterals, this borrowing was guaranteed by the Shareholders.

In March 2010, Zhejiang Jinko obtained a bank borrowing of RMB10,000,000 which is repayable in March 2013. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 5.40% as of December 31, 2011. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko's equipments with net book value of RMB74,308,821 as of December 31, 2011. In additions to the collaterals, the borrowing is guaranteed by Jiangxi Jinko.

In May 2010, Zhejiang Jinko obtained a bank borrowing of RMB10,000,000 which is repayable in May 2013. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 5.40% as of December 31, 2011. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko's equipments with net book value of RMB74,308,821 as of December 31, 2011. In additions to the collaterals, the borrowing is guaranteed by Jiangxi Jinko.

From April 2011, Zhejiang Jinko entered into loan agreements with a group of PRC banks. Pursuant to these loan agreements, Zhejiang Jinko obtained bank borrowings of RMB 189,250,000 from a group of PRC banks of which are repayable in installments from June 2012 to November 2012. The borrowing carries a variable interest rate that is determined quarterly with repayable with reference to the prevailing base lending rate set by PBOC. The effective interest rates of the borrowings are at the range of 6.4% to 6.65% as of December 31, 2011. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko’s land use rights and certain equipments with net book value of RMB 46,579,066 and RMB 1,113,118,729, respectively, as of December 31, 2011.

In May 2011, Zhejiang Jinko obtained a bank borrowing of RMB30,000,000 which is repayable in June 2013. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.4% as of December 31, 2011. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko’s land use rights and certain equipments with net book value of RMB 46,579,066 and RMB 1,113,118,729, respectively, as of December 31, 2011.

In June 2011, Zhejiang Jinko obtained a bank borrowing of RMB 37,000,000 of which is repayable in December 2013. The borrowing carries a variable interest rate that is determined quarterly with repayable with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.4% as of December 31, 2011. Interest is repayable monthly. The borrowing of RMB12,000,000 was collateralized on Zhejiang Jinko’s land use rights and certain equipments with net book value of RMB 46,579,066 and RMB 1,113,118,729, respectively, as of December 31, 2011. In addition to the collateral, RMB 25,000,000 was guaranteed by Jiangxi Jinko as of December 31, 2011.

In July 2011, Zhejiang Jinko obtained a bank borrowing of RMB 15,500,000 of which RMB10,000,000 is repayable in June 2013 and RMB 5,500,000 is repayable in December 2013. The borrowing carries a variable interest rate that is determined quarterly with repayable with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.65% as of December 31, 2011. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko’s land use rights and certain equipments with net book value of RMB 46,579,066 and RMB 1,113,118,729, respectively, as of December 31, 2011.

In August 2011, Zhejiang Jinko obtained a bank borrowing of RMB 40,000,000 of which is repayable in December 2013. The borrowing carries a variable interest rate that is determined quarterly with repayable with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.65% as of December 31, 2011. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko’s land use rights and certain equipments with net book value of RMB 46,579,066 and RMB 1,113,118,729, respectively, as of December 31, 2011.

In September 2011, Jiangxi Jinko obtained a bank borrowing of RMB19,000,000 which is repayable in installments from February 2012 to August 2014. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.65% as of December 31, 2011. Interest is payable monthly.

Subsequent to December 31, 2011, the Company obtained additional long-term bank borrowings of RMB50,000,000 and repaid long-term bank borrowings of RMB1,000,000. These long-term bank borrowings are collateralized by certain of Jiangxi Jinko's equipments. These borrowings carry variable interest rates that are determined by reference to the prevailing base lending rate set by PBOC.